INCOME TAXES - Changes in deferred income tax liability (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in the net deferred income tax liability
Balance at beginning of year	$ (715.5)	$ (762.7)
Recognized in income as continuing operations	(24.6)	65.5
Recognized in other comprehensive income	(1.2)	(14.3)
Business acquisitions	(17.9)	(4.0)
Balance at end of year	(759.2)	$ (715.5)
Carryforwards loss for income tax to reduce future taxable income	$ 374.8